Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Current Receivables [Abstract]
Schedule of other current receivables
As at December 31:	2017	2016
Royalty income	$4,525	$4,000
Receivables from insurance company/supplier	—	2,110
Suppliers with debit balance	293	9,670
Loans	321	7,763
Other	16,551	11,708
	$21,690	$35,251